Operating leases (Details) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating lease by lessee [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Leases	₨ 0	₨ 1,291	₨ 1,929
Less than one year
Disclosure of operating lease by lessee [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Leases	0	405	496
Between one and five years
Disclosure of operating lease by lessee [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Leases	0	797	1,144
More than five years
Disclosure of operating lease by lessee [Line Items]
Minimum Lease Payments Payable Under Noncancellable Operating Leases	₨ 0	₨ 89	₨ 289